Consolidated Statement of Changes in Equity (USD $)	Total	Common Stock	Additional Paid-In-Capital	Accumulated Deficit	Partner's equity	Other Comprehensive income (Loss)	Total Stockholders' Equity	Noncontrolling Interests	AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES	AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES Partner's equity	AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES Other Comprehensive income (Loss)	AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES Noncontrolling Interests
Balance at Dec. 31, 2008	$ 77,871,192	$ 0	$ 0	$ 0	$ 76,915,331	$ 0	$ 0	$ 955,861	$ 77,871,192	$ 76,915,331	$ 0	$ 955,861
Balance, shares at Dec. 31, 2008		0
Net income	33,680,631				33,459,477			221,154	33,680,631	33,459,477		221,154
Issuance of warrants	8,399,117				8,399,117				8,399,117	8,399,117
Non-cash stock (unit)-based compensation	406,000				406,000				406,000	406,000
Distributions to partners and accretion on Class E Preferred Units and other	(45,794,832)				(45,794,832)				(45,794,832)	(45,794,832)
Balance at Dec. 31, 2009	74,562,108	0	0	0	73,385,093	0	0	1,177,015	74,562,108	73,385,093		1,177,015
Balance, shares at Dec. 31, 2009		0
Net income	30,814,048				30,583,743		6,205,771	230,305
Non-cash stock (unit)-based compensation	304,500				304,500
Distributions to partners and accretion on Class E Preferred Units and other	(68,635,411)				(68,635,411)
Capital contributions	268,902							268,902
Redemption of warrants	(17,001,453)				(17,001,453)
Reclassification of equity at Merger date					(18,636,472)			18,636,472
Balance at Sep. 30, 2010
Balance at Dec. 31, 2009	74,562,108	0	0	0		0			74,562,108	73,385,093	0	1,177,015
Balance, shares at Dec. 31, 2009		0
Net income	37,982,720								37,982,720	37,741,098		241,622
Non-cash stock (unit)-based compensation	1,327,498								1,631,998	1,631,998
Distributions to partners and accretion on Class E Preferred Units and other									(79,980,308)	(79,980,308)
Capital contributions									223,866,121	223,597,219		268,902
Redemption of warrants									(17,001,453)	(17,001,453)
Unrealized loss (gain) on derivative instruments	4,094,432								4,094,432		4,094,432
Capital contributions of noncontrolling interests										1,687,539		(1,687,539)
Balance at Dec. 31, 2010	245,156,618				0				245,155,618	241,061,186	4,094,432	0
Balance, shares at Dec. 31, 2010	227,002
Balance at Sep. 17, 2010	20,312,694	0	0	0	0	0	0	20,312,694
Balance, shares at Sep. 17, 2010		0
Net income	7,168,672			3,831,096			3,831,096	3,337,576
Non-cash stock (unit)-based compensation			337,598				337,598	989,900
Distributions to partners	(5,251,962)							(5,251,962)
Capital contributions	235,073,990	2,270	234,977,172				234,979,442	94,548
Capital contributions, shares		227,002
Cost of raising capital	(11,475,771)		(11,475,771)				(11,475,771)
Unrealized loss (gain) on derivative instruments	4,094,432					2,188,155	2,188,155	1,906,277
Dividends to stockholders	(6,092,935)			(6,092,935)			(6,092,935)
Balance at Dec. 31, 2010	245,156,618	2,270	223,838,999	(2,261,839)	0	2,188,155	223,767,585	21,389,033	245,155,618	241,061,186	4,094,432
Balance, shares at Dec. 31, 2010	227,002	227,002
Net income	11,313,124			6,205,771				5,107,353	11,313,124	11,313,124
Non-cash stock (unit)-based compensation	1,971,905		1,121,705				1,121,705	850,200	1,971,905	1,971,905
Distributions to partners	(18,883,909)							(18,883,909)	(44,210,664)	(44,210,664)
Capital contributions	40,419,757	352	39,999,648				40,000,000	419,757	40,419,757	40,419,757
Capital contributions, shares		35,235
Unrealized loss (gain) on derivative instruments	(7,391,774)					(4,055,914)	(4,055,914)	(3,335,860)	(7,391,774)		(7,391,774)
Dividends to stockholders	(25,326,755)			(25,326,755)			(25,326,755)
Balance at Dec. 31, 2011	$ 247,258,966	$ 2,622	$ 264,960,352	$ (21,382,823)	$ 0	$ (1,867,759)	$ 241,712,392	$ 5,546,574	$ 247,257,966	$ 250,555,308	$ (3,297,342)	$ 0
Balance, shares at Dec. 31, 2011	262,237	262,237